Disposal of Subsidiaries - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Discontinued Operations and Disposal Groups [Abstract]
Consideration from disposition of subsidiary group	¥ 0		¥ 41	¥ 20,000
Gain on disposal of subsidiaries	¥ 43,715	$ 6,157	¥ 1,390	¥ 43,967